Taxation - Schedule of Effective Income Tax Rate and Percentage Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
PRC Statutory income tax rate	¥ 28,408
Foreign tax effects	4,900
Nontaxable or nondeductible items	(65,253)
Changes in valuation allowances	48,534
Nontaxable or nondeductible items
Research and development tax credits	(55,849)
Tax effect of preferential tax treatments	(15,730)
Share-based payment awards	5,188
Others	1,138
Income tax expenses	¥ 16,589	$ 2,372	¥ 6,009	¥ 11,089
Percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Permanent differences			(78.00%)	15.00%
Foreign tax effect	4.00%	4.00%
Statutory tax rate difference			10.00%	(2.00%)
Nontaxable or nondeductible items	(57.00%)	(57.00%)
Change in valuation allowance	43.00%	43.00%	77.00%	(36.00%)
Nontaxable or nondeductible items
Research and development tax credits	(49.00%)	(49.00%)
Tax effect of preferential tax treatment	(14.00%)	(14.00%)	(27.00%)	(4.00%)
Share-based payment awards	5.00%	5.00%
Effective tax rate	15.00%	15.00%	7.00%	(2.00%)
Foreign Tax Jurisdiction [Member]
Nontaxable or nondeductible items
Income tax expenses	¥ 1,173
Hong Kong
Amount
Foreign tax effects	(11,532)
Statutory tax rate difference	(4,323)
Nontaxable or nondeductible items	860
Others	1,123
Changes in valuation allowances	¥ (7,472)
Percent
Foreign tax effect	(10.00%)	(10.00%)
Statutory tax rate difference	(4.00%)	(4.00%)
Nontaxable or nondeductible items	(1.00%)	(1.00%)
Others	1.00%	1.00%
Change in valuation allowance	(6.00%)	(6.00%)
Nontaxable or nondeductible items
Others	1.00%	1.00%
Cayman
Amount
Foreign tax effects	¥ 9,104
Statutory tax rate difference	¥ 9,104
Percent
Foreign tax effect	8.00%	8.00%
Statutory tax rate difference	8.00%	8.00%
Singopore
Amount
Foreign tax effects	¥ 7,334
Statutory tax rate difference	2,350
Changes in valuation allowances	¥ 4,984
Percent
Foreign tax effect	6.00%	6.00%
Statutory tax rate difference	2.00%	2.00%
Change in valuation allowance	4.00%	4.00%
Other Foreign Jurisdictions
Amount
Statutory tax rate difference	¥ (6)
Percent
Statutory tax rate difference	0.00%	0.00%